Principal Accounting Policies - Straight-Line Method Over Their Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired right to operate an online audio/video content platform
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Computer software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Computer software | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years